Financial Instruments - Interest Rate Swaps (Details) - Interest Rate Swap - Cash Flow Hedging - Designated as Hedging Instrument	Jun. 30, 2021 USD ($)
Derivative [Line Items]
Notional value	$ 480,000,000
Minimum | London Interbank Offered Rate (LIBOR)
Derivative [Line Items]
Fixed interest rates	1.69%
Maximum | London Interbank Offered Rate (LIBOR)
Derivative [Line Items]
Fixed interest rates	2.37%